INVESTMENTS IN SECURITIES	12 Months Ended
Mar. 31, 2014
INVESTMENTS IN SECURITIES
INVESTMENTS IN SECURITIES

2.              INVESTMENTS IN SECURITIES

Available-for-sale securities

Information regarding securities classified as available-for-sale securities as of March 31, 2013 and 2014, is as follows:

	Thousands of Yen
March 31, 2013	Cost	Gross unrealized gain	Gross unrealized loss	Fair value
Available-for-sale securities:
Equity securities	¥107,550	¥159,300	¥—	¥266,850

March 31, 2014
Available-for-sale securities:
Equity securities	¥107,550	¥163,800	¥—	¥271,350
Debt securities	102,441	—	895	101,546
Total	¥209,991	¥163,800	¥895	¥372,896

Debt securities classified as available-for-sale securities mature as follows.

	Thousands of Yen
Contractual maturities	Cost	Fair value
Within 1 year	¥—	¥—
After 1 year through 5 years	—	—
After 5 years through 10 years	102,441	101,546
Total	¥102,441	¥101,546

There were no available-for-sale securities, which have been in a continuous unrealized loss position for more than 12 months as of March 31, 2014. Gross unrealized losses and fair values of available-for-sale securities, all of which have been in a continuous unrealized loss position for less than 12 months as of March 31, 2014, were as follows:

	Thousands of Yen
March 31, 2014	Fair value	Gross unrealized loss
Debt securities	¥101,546	¥895

The Company’ investments in available-for-sale securities in an unrealized holding loss position consisted of a corporate bond of a Japanese banking company. The severity of decline in fair value less than cost was 1%. The unrealized loss on the security was due principally to a temporary decline in demand and the duration of the impairment was less than three months. The Company evaluated the near-term prospects of the issuer in relation to the severity and duration of impairment. Based on that evaluation and the Company’s ability and intent to hold these investments for a reasonable period of time sufficient for a forecasted recovery of fair value, the Company did not consider these investments to be other-than-temporarily impaired at March 31, 2014.